Financial Instruments - Fair Values and Risk Management - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2015	Jan. 01, 2017	Jun. 30, 2016	Jul. 31, 2015
Disclosure of detailed information about financial instruments [line items]
Unused credit lines	€ 24,010,000	€ 33,103,000		€ 34,451,000
Cash and cash equivalents	62,131,000	55,035,000		64,981,000
Long-term borrowings	€ 20,943,000	€ 25,717,000		€ 17,961,000
Fixed rate borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings at fixed rate	33.00%	29.00%
Top of range [member] | Non recourse factoring agreement [member]
Disclosure of detailed information about financial instruments [line items]
Sale of performing receivables			€ 55,000,000
Revolving basis and with non-recourse clause [member]
Disclosure of detailed information about financial instruments [line items]
Maximum amount of performing receivables to sell	€ 55,000,000
Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of insures the collections risk related to a significant portion of trade receivable	80.00%
Percentage of uncollected outstanding balances of trade receivable in case of insolvency	85.00%
Maximum amount of customer receivables to bank in exchange of short-term credit					€ 55,000,000	€ 35,000,000
Percentage of insured receivables	15.00%
Credit risk [member] | Non recourse factoring agreement [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of insured receivables	0.00%
Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	€ 26,490,000	€ 16,991,000
Cash and cash equivalents	23,822,000	26,711,000
Gain on derivative financial instruments	143,000	339,000
Trade payables	27,443,000	21,197,000
Losses on derivative financial instruments	320,000	142,000
Currency risk [member] | Long-term borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Long-term borrowings	6,631,000	7,533,000
Currency risk [member] | Short-term borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Long-term borrowings	€ 7,184,000	€ 6,770,000